DERIVATIVE FINANCIAL INSTRUMENTS Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table presents the location and fair value amounts of our derivative instruments on the balance sheets as of December 31, 2012 and 2011:

Derivatives instruments:		Balance sheet line item	2012	2011
			(in thousands)
Derivative assets:	Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	$47,016	$51,220
	Related to affiliated partnerships (1)	Fair value of derivatives	4,707	8,018
	Related to natural gas marketing	Fair value of derivatives	302	1,528
	Basis protection contracts
	Related to natural gas marketing	Fair value of derivatives	17	43
			52,042	60,809
	Non Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	6,671	34,938
	Related to affiliated partnerships (1)	Fair value of derivatives	—	6,134
	Related to natural gas marketing	Fair value of derivatives	203	103
	Basis protection contracts
	Related to natural gas marketing	Fair value of derivatives	9	—
			6,883	41,175
Total derivative assets			$58,925	$101,984

Derivative liabilities:	Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	$1,744	$7,498
	Related to affiliated partnerships (2)	Fair value of derivatives	—	211
	Related to natural gas marketing	Fair value of derivatives	226	1,384
	Basis protection contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	14,329	15,762
	Related to affiliated partnerships (2)	Fair value of derivatives	2,140	3,116
	Related to natural gas marketing	Fair value of derivatives	—	3
			18,439	27,974
	Non Current
	Commodity contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	9,969	4,357
	Related to affiliated partnerships (2)	Fair value of derivatives	—	113
	Related to natural gas marketing	Fair value of derivatives	168	93
	Basis protection contracts
	Related to natural gas and crude oil sales	Fair value of derivatives	—	13,820
	Related to affiliated partnerships (2)	Fair value of derivatives	—	2,723
			10,137	21,106
Total derivative liabilities			$28,576	$49,080
__________

(1)
Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding payable to our affiliated partnerships representing their proportionate share of the derivative assets.

(2)
Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding receivable from our affiliated partnerships representing their proportionate share of the derivative liabilities.

The following table presents the impact of our derivative instruments on our statements of operations:

	Year Ended December 31,
	2012			2011			2010
Statement of operations line item	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total	Reclassification of Realized Gains (Losses) Included in Prior Periods Unrealized	Realized and Unrealized Gains (Losses) For the Current Period	Total
	(in thousands)
Commodity price risk management gain (loss), net
Realized gains	$28,819	$20,597	$49,416	$10,329	$6,914	$17,243	$20,148	$26,947	$47,095
Unrealized gains (losses)	(28,819)	11,742	(17,077)	(10,329)	39,176	28,847	(20,148)	32,944	12,796
Total commodity price risk management gain, net	$—	$32,339	$32,339	$—	$46,090	$46,090	$—	$59,891	$59,891
Sales from natural gas marketing
Realized gains	$1,571	$599	$2,170	$1,827	$1,143	$2,970	$2,390	$3,991	$6,381
Unrealized gains (losses)	(1,571)	(87)	(1,658)	(1,827)	1,666	(161)	(2,390)	1,745	(645)
Total sales from natural gas marketing	$—	$512	$512	$—	$2,809	$2,809	$—	$5,736	$5,736
Cost of natural gas marketing
Realized losses	$(1,387)	$(642)	$(2,029)	$(1,441)	$(1,130)	$(2,571)	$(1,905)	$(3,996)	$(5,901)
Unrealized gains (losses)	1,387	214	1,601	1,441	(1,526)	(85)	1,905	(1,431)	474
Total cost of natural gas marketing	$—	$(428)	$(428)	$—	$(2,656)	$(2,656)	$—	$(5,427)	$(5,427)